Changes in the Company structure	6 Months Ended
Jun. 30, 2024
Changes in the Company structure
Changes in the Company structure

2) Changes in the Company structure

2.1) Main acquisitions and divestments

➢	Exploration & Production
●	In February 2024, TotalEnergies and its partner SOCAR (State Oil Company of the Republic of Azerbaijan) have completed the sale of 15% interest each in the Absheron gas field to ADNOC (Abu Dhabi National Oil Company). Following the completion of this transaction, TotalEnergies holds a 35% stake in the Absheron gas field alongside SOCAR (35%) and ADNOC (30%).
➢	Integrated Power
●	In February 2024, TotalEnergies has finalized the acquisition of three gas-fired power plants with a total capacity of 1.5 GW in Texas from TexGen, a U.S.-based company for a net investment of $635 million.

➢	Marketing & Services
●	In January 2024, TotalEnergies has finalized the partial divestment of retail network in Belgium and Luxembourg and the full divestment in the Netherlands to Alimentation Couche-Tard for 1.4 billion dollars.

2.2) Major business combinations

➢	Integrated Power

Acquisition of 1.5 GW Power Generation Capacity in Texas

In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. A preliminary purchase price allocation has been done in the first quarter after the closing and will be finalized within 12 months following the acquisition date.

2.3) Major divestment projects

➢	Exploration & Production

TotalEnergies announces that its 85%-owned affiliate, TotalEnergies EP Congo, has signed an agreement with Trident Energy combining the acquisition of an additional 10% interest in the Moho license from Trident Energy and the sale to Trident Energy of its 53.5% interest in the Nkossa and Nsoko II licenses.

As of June 30, 2024, the assets and liabilities related to Nkossa and Nsoko II licenses have been respectively classified in the consolidated balance sheet as “assets classified as held for sale” for an amount of $432 million and “liabilities classified as held for sale” for an amount of $302 million. These assets mainly include tangible assets.